Equity Accounted Investments - Financial Information of Joint Ventures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Vessels and equipment	$ 2,215,983	$ 2,108,160
Net investments in direct financing leases – non-current	643,008	666,658
Other assets – non-current	5,529	20,811
Other liabilities – non-current	60,573	71,152
Voyage revenues	396,444	397,991	$ 402,928
Income from vessel operations	153,181	181,372	183,823
Realized and unrealized loss on non-designated derivative instruments	(7,161)	(20,022)	(44,682)
Net income	157,965	217,510	218,927
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents and restricted cash	388,007	281,943
Other assets – current	111,847	77,861
Vessels and equipment	2,837,870	2,343,397
Net investments in direct financing leases – non-current	1,776,954	1,813,991
Other assets – non-current	37,132	22,120
Current portion of long-term debt and obligations under capital lease	209,814	166,522
Other liabilities – current	102,385	97,405
Long-term debt and obligations under capital lease	3,233,425	2,787,055
Other liabilities – non-current	157,025	177,879
Voyage revenues	549,646	596,093	640,105
Income from vessel operations	268,049	302,731	398,836
Realized and unrealized loss on non-designated derivative instruments	(12,277)	(25,108)	(52,938)
Net income	$ 167,052	$ 203,280	$ 267,990